Organization and Description of Business	3 Months Ended
Mar. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Organization and Description of Business
Note 1. Organization and Description of Business
Organization
Blaize Holdings, Inc. (together with its subsidiaries, the “Company,” “Blaize,” “we,” “our,” “us,” or the “registrant,”) is headquartered in El Dorado Hills, California, and consists of four separate operating entities: Blaize, Inc. (United States of America), Blaize New Computing Technologies India Private Limited (India), Blaize Technologies Philippines, Inc. (Philippines) and Blaize U.K. LTD (England).
Description of Business
Blaize designs and develops
low-power,
high-efficiency, programmable artificial intelligence (“AI”) edge computing hardware and software. The Company leads a new generation of computing, which unleashes the potential of AI in order to enable significant increases in the value that technology delivers to improve the way people work and live. Blaize offers transformative edge computing solutions for AI data collection and processing, with a focus on smart vision and other AI applications for the automotive, retail, security and industrial markets.
In November 2023, Blaize entered into a Memorandum of Understanding with a United Arab Emirates (“UAE”) based third-party investment entity to establish a cooperative framework for both entities to discuss and explore commercial and technical collaboration in the UAE. The collaboration is intended to be operationalized through a newly created entity, Blaize Artificial Intelligence Middle East, LLC, in which the Company has a 35% ownership in the entity. As of March 31, 2025, there has not been an operating agreement executed between the Company and the holder of the 65% interest that would make us the primary beneficiary of this new legal entity. The newly established entity has incurred insignificant expenses since its incorporation.
In the first quarter of 2025, the U.S. government announced a series of new tariff policies affecting imports from several countries, including China. While these actions impact a range of global trade flows, the new tariffs targeting imports from China are the most significant for our business. While the ultimate implications of the tariffs remain unclear, they could materially increase the Company’s import costs and potentially lead to higher prices that reduce consumer demand. The Company is monitoring the situation closely and is proactively evaluating strategies to mitigate the impact on its supply chain and margins. These efforts include exploring alternative sourcing outside of China, working with our suppliers to manage cost increases, and implementing price increases. These actions that we take may not fully offset the impact of tariffs and, as a result, our revenues, gross margins and overall financial performance may be materially impacted.
Merger and Reverse Recapitalization
On January 13, 2025 (the “Closing Date”), the Company consummated the transactions (the “Merger”) contemplated by the Agreement and Plan of Merger (the “Merger Agreement”), dated as of December 22, 2023 (as amended on April 22, 2024, October 24, 2024 and November 21, 2024), with BurTech Acquisition Corp. (“BurTech”), BurTech Merger Sub, Inc. (“Merger Sub”), Blaize, Inc. (“Legacy Blaize”), and for the limited purposes set forth therein, Burkhan Capital LLC (“Burkhan”), a Delaware limited liability company and an affiliate of BurTech. On the Closing Date, Merger Sub merged with and into Legacy Blaize, with Legacy Blaize, surviving the Merger as a wholly owned subsidiary of the Company.
Concurrent with the Merger, BurTech was renamed Blaize Holdings, Inc. Beginning on January 14, 2025, Blaize’s common stock and warrants trade on Nasdaq under the ticker symbols “BZAI” and “BZAIW”, respectively (see Note 3).

Accounting for the Merger
The Merger is accounted for as a reverse recapitalization, with BurTech being treated as the acquired company and Legacy Blaize was treated as the acquirer for financial reporting purposes. This accounting treatment is equivalent to Legacy Blaize issuing stock for the net assets of BurTech, accompanied by a recapitalization whereby no goodwill or other intangible assets are recorded. Operations prior to the Merger are those of Legacy Blaize. For periods prior to the Merger, the reported share and per share amounts have been retroactively converted (“Retroactive Conversion”) by applying the Exchange Ratio. Legacy Blaize shareholders were issued 87,314,968 shares of common stock.
Prior to the Merger, BurTech LP, LLC was the sponsor (the “Sponsor”, “BurTech LP”) of BurTech and with the close of the Merger, BurTech LP and its affiliated entities, have remained a significant shareholder in Blaize.
Emerging Growth Company Status
The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). The Company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in our periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding
advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that we (i) are no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, these condensed consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.
Liquidity and Going Concern
The Company’s condensed consolidated financial statements have been prepared on a going concern basis, which assumes that it will be able to meet its obligations and continue its operations during the twelve months following the issuance of these condensed consolidated financial statements. These condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should we be unable to continue as a going concern.
Since the inception of the Company and through March 31, 2025, the Company has funded its operations primarily with cash flows from contributions from founders or other investors and other financing activities. The Company has incurred recurring losses and negative cash flows since its inception, including net losses of $147.8 million and $16.7 million for the three months ended March 31, 2025 and 2024, respectively. As of March 31, 2025, the Company had cash and cash equivalents of approximately $45.0 million, and an accumulated deficit of $577.0 million.

The Company’s ability to continue to meet its obligations, to achieve its business objectives and continue as a going concern is dependent upon several factors, including its revenue growth rate, the timing and extent of spending to support further sales and marketing and research and development efforts. In order to finance these opportunities, the Company will need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through issuances of additional debt and equity. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to it or at all. If the Company is unable to raise additional capital when desired, its business, results of operations and financial condition would be materially and adversely affected.
As a result of the above, in connection with its assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”)
2014-15,
Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern
, management has determined that the Company’s liquidity condition raises substantial doubt about its ability to continue as a going concern through one year from the date that these condensed consolidated financial statements are issued.